Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,175,651.33

Principal:
Principal Collections	$16,134,224.76
Prepayments in Full	$11,616,068.77
Liquidation Proceeds	$292,581.30
Recoveries	$13,280.07
Sub Total	$28,056,154.90
Collections	$30,231,806.23

Purchase Amounts:
Purchase Amounts Related to Principal	$66,636.32
Purchase Amounts Related to Interest	$277.14
Sub Total	$66,913.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,298,719.69

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,298,719.69
Servicing Fee	$522,634.36	$522,634.36	$0.00	$0.00	$29,776,085.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,776,085.33
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,776,085.33
Interest - Class A-3 Notes	$187,058.16	$187,058.16	$0.00	$0.00	$29,589,027.17
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$29,519,574.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,519,574.67
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$29,481,749.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,481,749.25
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$29,451,931.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,451,931.25
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$29,411,150.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,411,150.75
Regular Principal Payment	$27,008,699.37	$27,008,699.37	$0.00	$0.00	$2,402,451.38
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,402,451.38
Residuel Released to Depositor	$0.00	$2,402,451.38	$0.00	$0.00	$0.00
Total		$30,298,719.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,008,699.37
Total					$27,008,699.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,008,699.37	$64.20	$187,058.16	$0.44	$27,195,757.53	$64.64
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$27,008,699.37	$20.13	$364,934.58	$0.27	$27,373,633.95	$20.40

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$408,126,898.32	0.9701139	$381,118,198.95	0.9059144
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$607,066,898.32	0.4523464	$580,058,198.95	0.4322212

Pool Information
Weighted Average APR	4.281%	4.279%
Weighted Average Remaining Term	40.30	39.43
Number of Receivables Outstanding	36,930	36,046
Pool Balance	$627,161,226.23	$598,842,300.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$609,707,283.80	$582,273,800.55
Pool Factor	0.4633945	0.4424704

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$8,982,634.51
Yield Supplement Overcollateralization Amount	$16,568,499.96
Targeted Overcollateralization Amount	$18,784,101.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,784,101.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		84	$209,414.57
(Recoveries)		50	$13,280.07
Net Losses for Current Collection Period			$196,134.50
Cumulative Net Losses Last Collection Period			$3,847,134.15
Cumulative Net Losses for all Collection Periods			$4,043,268.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.63%	484	$9,742,134.48
61-90 Days Delinquent	0.14%	39	$866,603.25
91-120 Days Delinquent	0.03%	9	$162,698.43
Over 120 Days Delinquent	0.09%	23	$568,060.43
Total Delinquent Receivables	1.89%	555	$11,339,496.59

Repossession Inventory:
Repossessed in the Current Collection Period		22	$470,058.71
Total Repossessed Inventory		35	$846,490.98

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5024%
Preceding Collection Period			0.3644%
Current Collection Period			0.3839%
Three Month Average			0.4169%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2008%
Preceding Collection Period			0.1841%
Current Collection Period			0.1970%
Three Month Average			0.1940%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer